Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Type of goods or services
Revenue	$ 5,975,909	$ 5,393,844
I-Guardng Services
Type of goods or services
Revenue	5,805,015	5,218,678
Man Guarding Services [Member]
Type of goods or services
Revenue	75,798	44,278
Others [Member]
Type of goods or services
Revenue	95,096	130,888
At a Point of Time [Member]
Type of goods or services
Revenue	95,096	395,369
Over time [Member]
Type of goods or services
Revenue	$ 5,880,813	$ 4,998,475